Subsequent Events - Summary of Conversions of Convertible Notes (Details) - Subsequent Event [Member] - USD ($)			2 Months Ended	5 Months Ended
	Jul. 07, 2020	Jul. 02, 2020	Aug. 19, 2020	Nov. 30, 2020
Converted into common stock, shares			71,572,511
Convertible Note Issued In November 2019 [Member]
Principal Converted	$ 10,000	$ 20,500		$ 30,500
Interest Converted	674	1,348		2,022
Costs
Total Converted	$ 10,674	$ 21,848		$ 32,522
Converted into common stock, shares	4,447,488	9,103,313		13,550,801